Pledged Assets and Collateral (Pledged Assets Classified by Type of Liabilities) (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 45,582,166
Deposits
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	310,450
Payables under repurchase agreements and securities lending transactions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	15,383,440
Other short-term borrowings and long-term debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	29,857,428
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 30,848